Cover	Dec. 31, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Entity File Number	000-54953
Entity Registrant Name	Newpoint Financial Corp.
Entity Central Index Key	0001445831
Entity Tax Identification Number	47-2653358
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Pearl Street
Entity Address, Address Line Two	#265
Entity Address, City or Town	Hartford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06103
City Area Code	877
Local Phone Number	351-3223
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false